Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Schedule of details regarding the exchange rate

	Consumer Price Index	Euro	NIS
December 31, 2018	100.2	1.14	0.27
December 31, 2017	100.4	1.20	0.29
December 31, 2016	100.87	1.05	0.26
Change in percentages:
Year ended December 31, 2018	(0.19)	(5)	(6.89)
Year ended December 31, 2017	(0.47)	14.28	11.53
Year ended December 31, 2016	(0.3)	(3.2)	1.56

Schedule of property plant and equipment, useful life span of the assets
%

Machinery and equipment (mainly 7%)	7 – 50
Computers	20 - 33
Office furniture and equipment	7 - 15
Leasehold Improvements	7 - 10
Printers leased to clients- See note 2.L.	25

Schedule of expected effect of the standard's application on the relevant items of the statement of financial position
	According to IAS 17	The change	According to IFRS 16
	USD thousands	USD thousands	USD thousands
Right-of-use asset	-	1,891	1,891
Other payables	(57)	57	-
Liability in respect to IFRS 16	-	(2,192)	(2,192)
Other long-term liabilities	(244)	244	-